PROPERTY AND EQUIPMENT - NET (Tables)	12 Months Ended
Mar. 31, 2021
PROPERTY AND EQUIPMENT - NET
Schedule of Estimated Useful Lives for Financial Reporting

The estimated useful lives for financial reporting purposes are as follows:

Leasehold improvements	-Shorter of term of lease or useful life of asset
Machinery and equipment	-5 to 10 years
Furniture and fixtures	-5 to 15 years
Computer equipment	-5 years

Schedule of Property, Plant and Equipment

Property and equipment consist of the following:

	March 31,
	2021	2020
Leasehold improvements	$652,670	$652,670
Machinery and equipment	190,400	190,400
Furniture and fixtures	261,292	261,292
Computer equipment	302,634	302,634
	1,406,996	1,406,996
Less accumulated depreciation	(1,222,318)	(1,060,519)
	$184,678	$346,477